Related Party Transactions - Schedule of Amounts Receivable from and Payable to Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Total related party receivables	$ 14,503	$ 12,638
Total related party payables	38,306	103,313
De Agostini Group
Related Party Transaction [Line Items]
Trade receivables	65	71
Total related party receivables	65	71
Tax related payables	19,673	72,916
Trade payables	10,974	27,578
Total related party payables	30,647	100,494
Ringmaster S.r.l. | Joint venture
Related Party Transaction [Line Items]
Trade receivables	176	0
Total related party receivables	176	0
Trade payables	6,404	2,454
Total related party payables	6,404	2,454
OPAP S.A. | Joint venture
Related Party Transaction [Line Items]
Trade payables	340	0
Total related party payables	340	0
Autogrill S.p.A. | Entity with common director or management figure
Related Party Transaction [Line Items]
Trade receivables	7,374	10,970
Total related party receivables	7,374	10,970
Trade payables	915	365
Total related party payables	915	365
OPAP S.A. | Entity with common director or management figure
Related Party Transaction [Line Items]
Trade receivables	6,888	1,597
Total related party receivables	$ 6,888	$ 1,597